General (Details) - USD ($) $ in Thousands			6 Months Ended
	Jun. 03, 2026	Oct. 09, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
General [Line Items]
Earn-out liability			$ 1,989
Total number of shares issued			580,973		365,444
Cash flows from operating activities			$ (3,561)	$ (1,861)
Profit loss			(6,051)	(9,412)
Working Capital			1,371
Retained earnings			(92,525)	$ (84,303)	$ (87,154)
CliniQuantum Ltd.[Member]
General [Line Items]
Outstanding shares percentage	54.01%
NeuroThera [Member]
General [Line Items]
Earn-out liability			$ 2,500
CliniQ [Member] | Top of range [member]
General [Line Items]
Outstanding shares percentage			75.00%
CliniQ [Member] | Bottom of range [member]
General [Line Items]
Outstanding shares percentage			43.86%
Miza [Member]
General [Line Items]
Percentage of portfolio and equity		50.90%
Ordinary Shares [Member]
General [Line Items]
Description of reverse stock split			On March 4, 2026, the Company effected a one-for-nine (1-for-9) reverse share split (the “Fifth Reverse Share Split”) of the issued and outstanding ordinary shares.
Total number of shares issued					192
Ordinary Shares [Member] | NeuroThera [Member]
General [Line Items]
Total number of shares issued			56,600,000
Ordinary Shares [Member] | CliniQ [Member]
General [Line Items]
Total number of shares issued			2,829,999
Subsequent Events [Member] | Ordinary Shares [Member]
General [Line Items]
Description of reverse stock split			On July 3, 2025, the Company effected a one-for-twenty-one (1-for-21) reverse share split of the issued and outstanding ordinary shares.